EQUITY METHOD INVESTMENTS - Investments Recorded Using the Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 52,215	$ 44,385	$ 32,816
Additions	6,750	11,250
Capitalized interest	0	857
Net income/(losses) from equity method investments	$ 1,080	$ (538)
Egyptian Company for Gas Services S.A.E
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	50.00%	50.00%
Equity method investments	$ 4,302	$ 4,401
Avenir LNG Limited (“Avenir”)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	23.50%	23.10%
Equity method investments	$ 47,913	$ 39,984